Fair value measurement (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of company's financial assets and liabilities by level within the fair value hierarchy
During the nine-months period ended September 30, 2022, there were no changes in the fair value methodolog
y o
f the financial instruments and, therefore, there were no transfers between levels.

	As of September 30, 2022
	Level 1	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair Value	Book Value
Liabilities
Derivative financial instruments (i)	—	(6,982,500)	—	(6,982,500)	—	(6,982,500)	(6,982,500)

	$—	$(6,982,500)	$—	$(6,982,500)	$—	$(6,982,500)	$(6,982,500)

(i)	Refers to the Private Placement War rants.

	As of December 31, 2021
	Level 1	Level 2	Total	Fair value of the other financial instruments	Fair Value	Book Value
Liabilities
Derivative financial instruments	—	(32,226)	(32,226)	—	(32,226)	(32,226)

	$—	$(32,226)	$(32,226)	$—	$(32,226)	$(32,226)